Offerings - Offering: 1	Oct. 10, 2025 USD ($)
Offering:
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 4,160,901.2
Offering Note
(1)

The Registrant previously registered the offer, issuance and sale of certain securities, including its common stock, of up to $100,000,000 under the Registration Statement on Form S-3 (File No. 333-284057), which was initially filed by the Registrant on December 27, 2024, amended on April 18, 2025 and April 23, 2025 and declared effective on April 24, 2025 (the “Prior Registration Statement”). As of the date hereof, a balance of $20,804,506 of securities remains unsold under the Prior Registration Statement. In accordance with Rule 462(b) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is hereby registering the offer, issuance and sale of an additional amount of securities having a proposed maximum aggregate offering price of $4,160,901.20, representing no more than 20% of the maximum aggregate offering price of securities available for issuance under the Prior Registration Statement. Pursuant to Rule 416 under the Securities Act, this Registration Statement on Form S-3 shall also cover any additional shares of the Registrant’s common stock that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of the registrant’s common stock.